Schedule of Investments (unaudited)
September 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 46.1%
4D Molecular Therapeutics, Inc.(a)	109,215	$ 1,180,614
Abbisko Cayman Ltd.(a)	10,378,250	5,119,740
AC Immune SA(a)	781,685	2,954,769
Alkermes PLC(a)	190,629	5,335,706
Allogene Therapeutics, Inc.(a)	729,560	2,042,768
Alnylam Pharmaceuticals, Inc.(a)	262,673	72,242,955
Amgen, Inc.	139,746	45,027,559
Annexon, Inc.(a)	247,095	1,462,802
Antengene Corp. Ltd.(a)	5,019,274	502,232
Apellis Pharmaceuticals, Inc.(a)	53,391	1,539,796
Arcellx, Inc.(a)	140,300	11,716,453
Arcturus Therapeutics Holdings, Inc.(a)(b)	84,144	1,952,982
Arcus Biosciences, Inc.(a)	169,790	2,596,089
Argenx SE, ADR(a)	104,599	56,701,026
Arrowhead Pharmaceuticals, Inc.(a)	88,016	1,704,870
Ascendis Pharma A/S, ADR(a)	48,265	7,206,447
Autolus Therapeutics PLC, ADR(a)	795,718	2,888,456
Avidity Biosciences, Inc.(a)	124,955	5,739,183
Beam Therapeutics, Inc.(a)(b)	290,752	7,123,424
BeiGene Ltd., ADR(a)	74,469	16,719,035
Bicycle Therapeutics PLC, ADR(a)	91,006	2,059,466
Biogen, Inc.(a)	103,078	19,980,640
Biohaven Ltd.(a)	151,959	7,593,391
BioMarin Pharmaceutical, Inc.(a)	314,771	22,125,254
Biomea Fusion, Inc.(a)	151,908	1,534,271
BioNTech SE, ADR(a)	61,595	7,315,638
Black Diamond Therapeutics, Inc.(a)	866,005	3,767,122
Blueprint Medicines Corp.(a)	171,956	15,905,930
Bridgebio Pharma, Inc.(a)	176,043	4,482,055
Cabaletta Bio, Inc.(a)	526,112	2,483,249
CG oncology, Inc.(a)	59,173	2,232,597
Denali Therapeutics, Inc.(a)	511,840	14,909,899
Disc Medicine, Inc.(a)	48,054	2,361,374
Dyne Therapeutics, Inc.(a)	200,089	7,187,197
Everest Medicines Ltd.(a)	3,113,667	10,795,628
Exact Sciences Corp.(a)	215,339	14,668,893
Exelixis, Inc.(a)	622,655	16,157,897
Gilead Sciences, Inc.	176,216	14,773,949
Halozyme Therapeutics, Inc.(a)	171,850	9,836,694
Immatics NV(a)	278,934	3,182,637
Immunocore Holdings PLC, ADR(a)(b)	62,199	1,936,255
Immunocore Holdings PLC, Series C, ADR(a)	321,900	10,020,747
Incyte Corp.(a)	114,060	7,539,366
Insmed, Inc.(a)	300,764	21,955,772
Ionis Pharmaceuticals, Inc.(a)	173,321	6,943,239
Keros Therapeutics, Inc.(a)	81,039	4,705,935
Kyverna Therapeutics, Inc.(a)	50,458	246,740
Legend Biotech Corp., ADR(a)	72,722	3,543,743
Lexeo Therapeutics, Inc.(a)	28,330	256,103
MacroGenics, Inc.(a)	202,184	665,185
Merus NV(a)(b)	401,993	20,083,570
Monte Rosa Therapeutics, Inc.(a)	266,168	1,410,690
MoonLake Immunotherapeutics(a)	121,107	6,106,215
Natera, Inc.(a)	115,865	14,709,062
Neurocrine Biosciences, Inc.(a)	177,015	20,395,668
Neurogene, Inc.(a)(b)	326,877	13,715,759
Nurix Therapeutics, Inc.(a)	420,409	9,446,590
Nuvalent, Inc., Class A(a)	230,634	23,593,858
ORIC Pharmaceuticals, Inc.(a)	237,559	2,434,980
Perspective Therapeutics, Inc.(a)(b)	151,217	2,018,747
Security	Shares	Value
Biotechnology (continued)
Prime Medicine, Inc.(a)(b)	412,139	$ 1,594,978
Protagonist Therapeutics, Inc.(a)(b)	351,520	15,818,400
PTC Therapeutics, Inc.(a)	234,545	8,701,620
Regeneron Pharmaceuticals, Inc.(a)	8,856	9,309,781
REGENXBIO, Inc.(a)	111,333	1,167,883
Renagade Therapeutics, Series A-2(a)(c)	3,584,906	8,030,189
REVOLUTION Medicines, Inc.(a)	114,785	5,205,500
Rhythm Pharmaceuticals, Inc.(a)	630,459	33,029,747
Rocket Pharmaceuticals, Inc.(a)(b)	273,849	5,057,991
Roivant Sciences Ltd.(a)	899,035	10,374,864
RPHM Onkure Pipe(a)	199,004	212,935
Sage Therapeutics, Inc.(a)	253,320	1,828,970
Sagimet Biosciences, Inc., Class A(a)	408,120	1,130,492
Sarepta Therapeutics, Inc.(a)	228,161	28,495,027
Scholar Rock Holding Corp.(a)	115,917	928,495
Soleno Therapeutics, Inc.(a)	104,484	5,275,397
Stoke Therapeutics, Inc.(a)	530,092	6,514,831
Tenaya Therapeutics, Inc.(a)	291,391	562,385
TScan Therapeutics, Inc.(a)	1,045,767	5,207,920
Twist Bioscience Corp.(a)	138,215	6,244,554
Ultragenyx Pharmaceutical, Inc.(a)	120,654	6,702,330
United Therapeutics Corp.(a)	60,511	21,684,117
Vaxcyte, Inc.(a)	127,504	14,569,882
Vertex Pharmaceuticals, Inc.(a)	21,862	10,167,579
Vigil Neuroscience, Inc.(a)(b)	225,247	765,840
Viking Therapeutics, Inc.(a)	42,180	2,670,416
Voyager Therapeutics, Inc.(a)	363,321	2,125,428
Xenon Pharmaceuticals, Inc.(a)	456,329	17,965,673
Zealand Pharma A/S(a)	128,766	15,667,144
		853,849,279
Capital Markets — 0.3%
Helix Acquisition Corp. II, Class A(a)	544,465	5,689,659
Health Care Equipment & Supplies — 16.4%
Align Technology, Inc.(a)	116,423	29,608,698
Becton Dickinson & Co.	42,593	10,269,172
Boston Scientific Corp.(a)	495,160	41,494,408
CONMED Corp.	106,689	7,673,073
Cooper Cos., Inc.(a)	104,912	11,575,990
Dexcom, Inc.(a)	63,439	4,252,951
Edwards Lifesciences Corp.(a)	178,676	11,790,829
GE HealthCare Technologies, Inc.(a)	118,855	11,154,542
Glaukos Corp.(a)	44,674	5,820,129
Hologic, Inc.(a)	211,412	17,221,622
Inari Medical, Inc.(a)	87,520	3,609,325
Inspire Medical Systems, Inc.(a)	89,190	18,823,549
Intuitive Surgical, Inc.(a)	136,836	67,223,422
Novocure Ltd.(a)	231,742	3,622,127
Nucleix Ltd., (Acquired 04/10/24, Cost: $1,300,000)(a)(c)(d)	1,300	1,129,154
Nyxoah SA(a)(b)	648,041	6,188,792
Orchestra BioMed Holdings, Inc.(a)	233,344	1,199,388
Penumbra, Inc.(a)	62,727	12,188,483
STERIS PLC	47,732	11,576,919
Stryker Corp.	76,914	27,785,952
		304,208,525
Health Care Providers & Services — 6.6%
Adicon Holdings Ltd.(a)	6,170,226	7,328,778
Chemed Corp.(b)	11,582	6,960,435
Elevance Health, Inc.	31,965	16,621,800
Encompass Health Corp.	164,829	15,929,075
Guardant Health, Inc.(a)	372,491	8,544,943
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.(a)	77,120	$ 26,572,467
RadNet, Inc.(a)	66,127	4,588,552
UnitedHealth Group, Inc.	61,882	36,181,168
		122,727,218
Life Sciences Tools & Services — 16.0%
10X Genomics, Inc., Class A(a)	231,935	5,237,092
Bio-Techne Corp.	451,301	36,072,489
Charles River Laboratories International, Inc.(a)	70,801	13,945,673
Danaher Corp.	89,673	24,930,887
Gerresheimer AG	128,733	11,490,785
ICON PLC(a)	34,778	9,992,067
Lonza Group AG, Registered Shares	24,791	15,731,952
Mettler-Toledo International, Inc.(a)	33,037	49,545,589
QIAGEN NV	302,727	13,795,269
Rapid Micro Biosystems, Inc., Class A(a)	571,184	508,354
Repligen Corp.(a)	218,335	32,492,615
Waters Corp.(a)	97,923	35,241,508
West Pharmaceutical Services, Inc.	161,486	48,471,638
		297,455,918
Pharmaceuticals — 5.5%
Arvinas, Inc.(a)	253,060	6,232,868
Axsome Therapeutics, Inc.(a)	39,899	3,585,723
Catalent, Inc.(a)	83,755	5,073,040
Edgewise Therapeutics, Inc.(a)	136,782	3,650,712
Longboard Pharmaceuticals, Inc.(a)	161,636	5,387,328
Neumora Therapeutics, Inc.(a)	101,861	1,345,584
Nuvation Bio, Inc., Class A(a)	328,466	752,187
Roche Holding AG	121,893	39,007,851
Sanofi SA, ADR	501,791	28,918,215
Structure Therapeutics, Inc., ADR(a)(b)	66,435	2,915,832
Tarsus Pharmaceuticals, Inc.(a)	156,604	5,150,705
		102,020,045
Total Common Stocks — 90.9% (Cost: $1,530,654,231)		1,685,950,644

Par (000)
Corporate Bonds
Health Care Equipment & Supplies — 0.1%
EXO Imaging, Inc., (Acquired: 07/24/24, Cost: $640,450), 8.00%, 08/14/25(c)(d)	$641	2,565,002
Security	Par (000)	Value
Health Care Technology — 0.1%
Carbon Health Technologies, Inc., (Acquired: 02/27/24, Cost: $1,226,000), 12.00%, 02/28/26(c)(d)	$1	$ 1,331,546
Total Corporate Bonds — 0.2% (Cost: $1,866,450)		3,896,548

	Benefical Interest (000)
Other Interests
Biotechnology(c)(d)(e) — 0.2%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)	$183	2,511,178
Amunix Pharmaceuticals, Inc., (Acquired 02/08/22, Cost: $ —)	5,657	961,702
Total Other Interests — 0.2% (Cost: $ — )		3,472,880

	Shares
Preferred Securities
Preferred Stocks — 8.1%
Biotechnology(a)(c) — 3.6%
ABCURO, Series B	1,092,954	6,623,301
Bright Peak Therapeutics, Inc., Series B, (Acquired 05/14/21, Cost: $8,000,004)(d)	3,191,830	3,255,667
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)(d)	2,430,833	8,434,991
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $6,999,996)(d)	1,370,506	8,634,188
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $4,543,847)(d)	3,850,718	1,501,780
Kartos Therapeutics, Inc., Series C, (Acquired 08/22/23, Cost: $7,539,875)(d)	1,333,783	8,416,171
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)(d)	482,077	13,498,156
Mirvie, Inc., Series B, (Acquired 10/15/21, Cost: $6,250,000)(d)	2,793,833	5,196,529
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)(d)	1,394,189	4,935,429
OnKure, Inc., Series C, (Acquired 03/24/23, Cost: $7,022,595)(d)	2,541,380	5,616,450
		66,112,662

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies(a)(c)(d) — 0.5%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $13,225,003)	2,257,597	$ 4,447,466
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	5,020,703
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078,042	21
		9,468,190
Health Care Providers & Services(c)(d) — 1.3%
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)(a)	382,775	3,552,152
Numab Therapeutics AG, Series C, (Acquired 05/07/21, Cost: $7,770,441)	815,851	11,268,740
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)(a)	115,766,240	8,976,875
		23,797,767
Health Care Technology — 0.1%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $17,100,000)(a)(c)(d)	1,694,781	1,406,668
Life Sciences Tools & Services — 0.7%
Sartorius AG	48,949	13,763,445
Pharmaceuticals(a)(c)(d) — 1.0%
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $7,160,001)	860,577	7,745,193
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $5,000,000)	802,478	8,321,697
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	2,041,003
		18,107,893
Semiconductors & Semiconductor Equipment — 0.9%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,996)(a)(c)(d)	571,947	16,786,644
		149,443,269
Total Preferred Securities — 8.1% (Cost: $206,359,628)		149,443,269
Rights
Biotechnology(c) — 0.0%
Korro Bio, Inc., CVR(b)	180,175	135,131
Korro Bio, Inc., CVR	231,775	2
		135,133
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(c)	98,636	159,790
Total Rights — 0.0% (Cost: $226,731)		294,923
Warrants
Health Care Equipment & Supplies — 0.0%
Nucleix Ltd., (Acquired 04/10/24, Cost: $0), (Issued 04/10/24, Expires 04/10/34, Strike Price USD 3.35)(a)(c)(d)	1,552,563	232,884
Security	Shares	Value
Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(a)	63,808	$ 632
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)	68,880	6,743
Total Warrants — 0.0% (Cost: $227,725)		240,259
Total Long-Term Investments — 99.4% (Cost: $1,739,334,765)		1,843,298,523
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(f)(g)(h)	14,234,486	14,247,297
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(f)(g)	56,451,696	56,451,696
Total Short-Term Securities — 3.8% (Cost: $70,693,880)		70,698,993
Total Investments Before Options Written — 103.2% (Cost: $1,810,028,645)		1,913,997,516
Options Written — (0.8)% (Premiums Received: $(17,302,339))		(15,794,780)
Total Investments, Net of Options Written — 102.4% (Cost: $1,792,726,306)		1,898,202,736
Liabilities in Excess of Other Assets — (2.4)%		(43,820,622)
Net Assets — 100.0%		$ 1,854,382,114

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $137,787,989, representing 7.4% of its net assets as of period end, and an original cost of $185,905,180.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 14,241,375 (a)	$ —	$ 809	$ 5,113	$ 14,247,297	14,234,486	$ 39,788 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	40,473,813	15,977,883 (a)	—	—	—	56,451,696	56,451,696	1,864,386	—
SL Liquidity Series, LLC, Money Market Series(c)	12,308,246	—	(12,309,250)(a)	424	580	—	—	29,603 (b)	—
				$ 1,233	$ 5,693	$ 70,698,993		$ 1,933,777	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amgen, Inc.	143	10/04/24	USD	335.00	USD	4,608	$ (6,578)
Danaher Corp.	101	10/04/24	USD	275.00	USD	2,808	(46,965)
Intuitive Surgical, Inc.	88	10/04/24	USD	500.00	USD	4,323	(16,060)
Sarepta Therapeutics, Inc.	174	10/04/24	USD	145.00	USD	2,173	(26,100)
UnitedHealth Group, Inc.	63	10/04/24	USD	590.00	USD	3,683	(24,098)
GE HealthCare Technologies, Inc.	182	10/11/24	USD	87.00	USD	1,708	(129,220)
Intuitive Surgical, Inc.	166	10/11/24	USD	485.00	USD	8,155	(188,410)
Vertex Pharmaceuticals, Inc.	52	10/11/24	USD	485.00	USD	2,418	(4,030)
10X Genomics, Inc., Class A	742	10/18/24	USD	25.00	USD	1,675	(44,520)
Align Technology, Inc.	106	10/18/24	USD	260.00	USD	2,696	(75,790)
Alnylam Pharmaceuticals, Inc.	443	10/18/24	USD	272.00	USD	12,184	(500,404)
Amgen, Inc.	304	10/18/24	USD	335.00	USD	9,795	(60,800)
Arcturus Therapeutics Holdings, Inc.	129	10/18/24	USD	25.74	USD	299	(8,170)
Arcturus Therapeutics Holdings, Inc.	140	10/18/24	USD	22.50	USD	325	(30,100)
Argenx SE, ADR	160	10/18/24	USD	540.00	USD	8,673	(248,000)
Arvinas, Inc.	400	10/18/24	USD	30.00	USD	985	(15,000)
Avidity Biosciences, Inc.	382	10/18/24	USD	50.00	USD	1,755	(68,760)
Becton Dickinson & Co.	63	10/18/24	USD	240.00	USD	1,519	(33,075)
BeiGene Ltd., ADR	227	10/18/24	USD	190.00	USD	5,096	(804,715)
Bicycle Therapeutics PLC, ADR	145	10/18/24	USD	25.00	USD	328	(15,225)
Biogen, Inc.	109	10/18/24	USD	210.00	USD	2,113	(8,993)
Biohaven Ltd.	136	10/18/24	USD	45.00	USD	680	(82,960)
Biohaven Ltd.	329	10/18/24	USD	50.00	USD	1,644	(102,812)
BioMarin Pharmaceutical, Inc.	760	10/18/24	USD	90.00	USD	5,342	(19,000)
BioNTech SE, ADR	188	10/18/24	USD	125.00	USD	2,233	(36,190)
Bio-Techne Corp.	524	10/18/24	USD	75.00	USD	4,188	(361,560)
Blueprint Medicines Corp.	530	10/18/24	USD	100.00	USD	4,903	(62,275)
Bridgebio Pharma, Inc.	563	10/18/24	USD	30.00	USD	1,433	(11,260)
Charles River Laboratories International, Inc.	45	10/18/24	USD	209.02	USD	886	(10,604)
CONMED Corp.	157	10/18/24	USD	70.00	USD	1,129	(69,865)
Cooper Cos., Inc.	323	10/18/24	USD	105.00	USD	3,564	(197,030)
Danaher Corp.	83	10/18/24	USD	280.00	USD	2,308	(38,180)
Dexcom, Inc.	29	10/18/24	USD	80.01	USD	194	(564)
Dyne Therapeutics, Inc.	612	10/18/24	USD	40.00	USD	2,198	(44,370)
Edwards Lifesciences Corp.	286	10/18/24	USD	70.00	USD	1,887	(13,585)
Elevance Health, Inc.	74	10/18/24	USD	550.00	USD	3,848	(24,420)
Exact Sciences Corp.	179	10/18/24	USD	75.00	USD	1,219	(10,293)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Exelixis, Inc.	957	10/18/24	USD	28.83	USD	2,483	$ (19,903)
Glaukos Corp.	136	10/18/24	USD	130.00	USD	1,772	(70,040)
Guardant Health, Inc.	548	10/18/24	USD	35.00	USD	1,257	(8,220)
Hologic, Inc.	647	10/18/24	USD	82.50	USD	5,270	(85,727)
ICON PLC	55	10/18/24	USD	330.00	USD	1,580	(6,600)
Incyte Corp.	228	10/18/24	USD	62.85	USD	1,507	(108,778)
Insmed, Inc.	920	10/18/24	USD	80.00	USD	6,716	(151,800)
Inspire Medical Systems, Inc.	143	10/18/24	USD	210.00	USD	3,018	(148,720)
Intuitive Surgical, Inc.	79	10/18/24	USD	510.00	USD	3,881	(65,570)
Ionis Pharmaceuticals, Inc.	529	10/18/24	USD	47.50	USD	2,119	(18,515)
Keros Therapeutics, Inc.	248	10/18/24	USD	50.00	USD	1,440	(219,480)
Legend Biotech Corp., ADR	505	10/18/24	USD	61.10	USD	2,461	(28,941)
Merus NV	615	10/18/24	USD	52.54	USD	3,073	(76,492)
Mettler-Toledo International, Inc.	50	10/18/24	USD	1,500.00	USD	7,499	(185,000)
Molina Healthcare, Inc.	118	10/18/24	USD	350.55	USD	4,066	(83,089)
Neurocrine Biosciences, Inc.	320	10/18/24	USD	155.00	USD	3,687	(24,000)
Nurix Therapeutics, Inc.	144	10/18/24	USD	30.00	USD	324	(4,680)
Nuvalent, Inc., Class A	296	10/18/24	USD	80.00	USD	3,028	(664,520)
Penumbra, Inc.	95	10/18/24	USD	190.00	USD	1,846	(93,575)
PTC Therapeutics, Inc.	340	10/18/24	USD	34.50	USD	1,261	(147,121)
QIAGEN NV	998	10/18/24	USD	46.35	USD	4,548	(95,453)
RadNet, Inc.	202	10/18/24	USD	70.00	USD	1,402	(41,410)
Repligen Corp.	393	10/18/24	USD	166.00	USD	5,849	(63,895)
REVOLUTION Medicines, Inc.	290	10/18/24	USD	45.00	USD	1,315	(72,500)
REVOLUTION Medicines, Inc.	62	10/18/24	USD	48.00	USD	281	(8,680)
Rhythm Pharmaceuticals, Inc.	1,012	10/18/24	USD	50.00	USD	5,302	(341,550)
Rocket Pharmaceuticals, Inc.	403	10/18/24	USD	20.00	USD	744	(30,225)
Sanofi SA, ADR	458	10/18/24	USD	55.00	USD	2,639	(144,270)
Soleno Therapeutics, Inc.	153	10/18/24	USD	50.00	USD	772	(36,337)
STERIS PLC	70	10/18/24	USD	230.00	USD	1,698	(99,400)
Structure Therapeutics, Inc., ADR	106	10/18/24	USD	45.00	USD	465	(23,055)
Stryker Corp.	72	10/18/24	USD	338.00	USD	2,601	(177,034)
Twist Bioscience Corp.	208	10/18/24	USD	50.00	USD	940	(56,160)
United Therapeutics Corp.	94	10/18/24	USD	340.00	USD	3,368	(199,280)
UnitedHealth Group, Inc.	63	10/18/24	USD	580.00	USD	3,683	(127,417)
Vaxcyte, Inc.	390	10/18/24	USD	120.00	USD	4,457	(49,725)
Vertex Pharmaceuticals, Inc.	14	10/18/24	USD	500.00	USD	651	(1,050)
Viking Therapeutics, Inc.	134	10/18/24	USD	75.00	USD	848	(13,735)
Waters Corp.	144	10/18/24	USD	340.00	USD	5,182	(334,080)
West Pharmaceutical Services, Inc.	119	10/18/24	USD	308.00	USD	3,572	(63,205)
Xenon Pharmaceuticals, Inc.	519	10/18/24	USD	40.00	USD	2,043	(197,220)
Biogen, Inc.	93	10/25/24	USD	205.00	USD	1,803	(33,712)
Boston Scientific Corp.	1,515	10/25/24	USD	84.00	USD	12,696	(333,300)
Dexcom, Inc.	29	10/25/24	USD	76.00	USD	194	(5,800)
GE HealthCare Technologies, Inc.	181	10/25/24	USD	87.00	USD	1,699	(142,085)
Regeneron Pharmaceuticals, Inc.	39	10/25/24	USD	1,190.00	USD	4,100	(11,603)
Align Technology, Inc.	147	11/01/24	USD	270.00	USD	3,739	(178,605)
Danaher Corp.	90	11/01/24	USD	275.00	USD	2,502	(103,950)
Dexcom, Inc.	136	11/01/24	USD	79.00	USD	912	(21,760)
Gilead Sciences, Inc.	269	11/01/24	USD	87.00	USD	2,255	(24,345)
UnitedHealth Group, Inc.	63	11/01/24	USD	590.00	USD	3,683	(119,542)
Align Technology, Inc.	110	11/15/24	USD	260.00	USD	2,798	(201,850)
Alnylam Pharmaceuticals, Inc.	361	11/15/24	USD	280.00	USD	9,929	(487,350)
Argenx SE, ADR	160	11/15/24	USD	550.00	USD	8,673	(408,000)
Arvinas, Inc.	374	11/15/24	USD	30.00	USD	921	(35,530)
Beam Therapeutics, Inc.	889	11/15/24	USD	29.00	USD	2,178	(84,455)
Becton Dickinson & Co.	67	11/15/24	USD	240.00	USD	1,615	(62,980)
Biogen, Inc.	127	11/15/24	USD	205.00	USD	2,462	(72,390)
BioMarin Pharmaceutical, Inc.	250	11/15/24	USD	75.00	USD	1,757	(35,625)
Bio-Techne Corp.	857	11/15/24	USD	85.00	USD	6,850	(239,960)
Charles River Laboratories International, Inc.	171	11/15/24	USD	220.00	USD	3,368	(70,965)
CONMED Corp.	169	11/15/24	USD	80.00	USD	1,215	(36,335)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Edwards Lifesciences Corp.	286	11/15/24	USD	72.50	USD	1,887	$ (49,335)
Elevance Health, Inc.	28	11/15/24	USD	550.00	USD	1,456	(26,460)
Encompass Health Corp.	242	11/15/24	USD	100.00	USD	2,339	(50,820)
Exact Sciences Corp.	466	11/15/24	USD	75.00	USD	3,174	(124,655)
Exelixis, Inc.	1,035	11/15/24	USD	30.00	USD	2,686	(46,575)
Gilead Sciences, Inc.	269	11/15/24	USD	87.50	USD	2,255	(48,420)
Guardant Health, Inc.	592	11/15/24	USD	28.00	USD	1,358	(37,000)
ICON PLC	51	11/15/24	USD	320.00	USD	1,465	(17,723)
Incyte Corp.	136	11/15/24	USD	67.50	USD	899	(37,060)
Inspire Medical Systems, Inc.	142	11/15/24	USD	220.00	USD	2,997	(228,620)
Merus NV	615	11/15/24	USD	53.04	USD	3,073	(144,139)
Mettler-Toledo International, Inc.	51	11/15/24	USD	1,460.00	USD	7,648	(494,190)
Molina Healthcare, Inc.	118	11/15/24	USD	360.00	USD	4,066	(164,020)
Natera, Inc.	355	11/15/24	USD	130.00	USD	4,507	(339,025)
Neurocrine Biosciences, Inc.	221	11/15/24	USD	130.00	USD	2,546	(24,863)
Nuvalent, Inc., Class A	409	11/15/24	USD	110.00	USD	4,184	(123,722)
Penumbra, Inc.	96	11/15/24	USD	220.00	USD	1,865	(47,520)
PTC Therapeutics, Inc.	377	11/15/24	USD	37.00	USD	1,399	(143,260)
Regeneron Pharmaceuticals, Inc.	1	11/15/24	USD	1,100.00	USD	105	(2,920)
Repligen Corp.	275	11/15/24	USD	150.00	USD	4,093	(327,250)
Rhythm Pharmaceuticals, Inc.	917	11/15/24	USD	55.00	USD	4,804	(265,930)
Rocket Pharmaceuticals, Inc.	435	11/15/24	USD	24.29	USD	803	(42,367)
Sanofi SA, ADR	1,077	11/15/24	USD	60.71	USD	6,207	(120,006)
Soleno Therapeutics, Inc.	167	11/15/24	USD	55.00	USD	843	(51,352)
STERIS PLC	76	11/15/24	USD	243.50	USD	1,843	(58,432)
Structure Therapeutics, Inc., ADR	106	11/15/24	USD	45.00	USD	465	(49,820)
Stryker Corp.	163	11/15/24	USD	370.00	USD	5,889	(149,145)
Tarsus Pharmaceuticals, Inc.	479	11/15/24	USD	35.00	USD	1,575	(160,465)
Twist Bioscience Corp.	225	11/15/24	USD	55.00	USD	1,017	(38,812)
Ultragenyx Pharmaceutical, Inc.	378	11/15/24	USD	60.00	USD	2,100	(129,465)
United Therapeutics Corp.	91	11/15/24	USD	360.00	USD	3,261	(152,880)
Waters Corp.	155	11/15/24	USD	350.00	USD	5,578	(384,400)
West Pharmaceutical Services, Inc.	375	11/15/24	USD	340.00	USD	11,256	(210,000)
Xenon Pharmaceuticals, Inc.	438	11/15/24	USD	42.50	USD	1,724	(68,985)
Encompass Health Corp.	131	12/20/24	USD	100.00	USD	1,266	(35,697)
							$ (14,931,908)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Gerresheimer AG	Morgan Stanley & Co. International PLC	20,000	10/08/24	EUR	97.25	EUR	1,604	$ (152)
Zealand Pharma A/S	Goldman Sachs International	26,900	10/08/24	DKK	917.46	DKK	21,918	(1,604)
Denali Therapeutics, Inc.	Morgan Stanley & Co. International PLC	78,300	10/18/24	USD	32.40	USD	2,281	(38,326)
Halozyme Therapeutics, Inc.	Citibank N.A.	26,200	10/18/24	USD	62.73	USD	1,500	(6,320)
Lonza Group AG, Registered Shares	Citibank N.A.	7,700	10/22/24	CHF	550.80	CHF	4,136	(49,852)
Sartorius AG, Preference Shares	BNP Paribas SA	15,300	10/23/24	EUR	247.00	EUR	3,865	(314,378)
Halozyme Therapeutics, Inc.	Citibank N.A.	26,300	11/01/24	USD	63.35	USD	1,505	(13,011)
Denali Therapeutics, Inc.	Morgan Stanley & Co. International PLC	78,300	11/05/24	USD	33.33	USD	2,281	(82,540)
Encompass Health Corp.	Citibank N.A.	14,200	11/05/24	USD	92.31	USD	1,372	(93,614)
Gerresheimer AG	BNP Paribas SA	14,900	11/07/24	EUR	111.51	EUR	1,195	(703)
Roche Holding AG	Goldman Sachs International	38,400	11/07/24	CHF	274.48	CHF	10,401	(241,145)
Gerresheimer AG	Bank of America N.A.	15,000	11/12/24	EUR	100.88	EUR	1,203	(4,152)
Zealand Pharma A/S	Goldman Sachs International	25,300	11/12/24	DKK	992.04	DKK	20,614	(17,075)
								$ (862,872)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 813,521,411	$ 32,297,679	$ 8,030,189	$ 853,849,279
Capital Markets	5,689,659	—	—	5,689,659
Health Care Equipment & Supplies	303,079,371	—	1,129,154	304,208,525
Health Care Providers & Services	115,398,440	7,328,778	—	122,727,218
Life Sciences Tools & Services	270,233,181	27,222,737	—	297,455,918
Pharmaceuticals	63,012,194	39,007,851	—	102,020,045
Corporate Bonds	—	—	3,896,548	3,896,548
Other Interests	—	—	3,472,880	3,472,880
Preferred Securities
Preferred Stocks	—	13,763,445	135,679,824	149,443,269
Rights	—	—	294,923	294,923
Warrants	7,375	—	232,884	240,259
Short-Term Securities
Money Market Funds	70,698,993	—	—	70,698,993
	$1,641,640,624	$119,620,490	$152,736,402	$1,913,997,516
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (13,183,311)	$ (2,611,469)	$ —	$ (15,794,780)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Other Interests	Preferred Stocks	Rights	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ —	$ —	$ 4,664,318	$ 143,543,684	$ 268,290	$ —	$ 148,476,292
Transfers into Level 3	—	—	—	—	3,152	—	3,152
Transfers out of Level 3	—	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	4,394	—	4,394
Net change in unrealized appreciation (depreciation)(a)	(140,656)	2,030,098	(1,191,438)	(7,863,860)	(102,641)	232,884	(7,035,613)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Health Sciences Term Trust (BMEZ)

	Common Stocks	Corporate Bonds	Other Interests	Preferred Stocks	Rights	Warrants	Total
Purchases	$ 9,299,999	$ 1,866,450	$ —	$ —	$ 126,122	$ —	$ 11,292,571
Sales	—	—	—	—	(4,394)	—	(4,394)
Closing balance, as of September 30, 2024	$ 9,159,343	$ 3,896,548	$ 3,472,880	$ 135,679,824	$ 294,923	$ 232,884	$ 152,736,402
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(a)	$ (140,656)	$ 2,030,098	$ (1,191,438)	$ (7,863,860)	$ (102,641)	$ 232,884	$ (7,035,613)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $23. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks	$135,679,803	Market	Revenue Multiple	1.30x - 4.00x	5.25x
			Volatility	50% -100%	75%
			Time to Exit	0.3- 4.0 years	2.4 years
			Market Adjustment Multiple	0.86x - 1.30x	0.95x
		Income	Discount Rate	5%	—

Common Stocks	9,159,343	Market	Volatility	60%-80%	78%
			Time to Exit	1.5 -3.0 years	2.8 years
			Market Adjustment Multiple	0.85x -1.00x	0.98x

Corporate Bonds	3,896,548	Market	Revenue Multiple	1.30x - 6.70x	4.85x
			Volatility	90% -95%	93%
			Time to Exit	0.5- 1.0 years	0.8 years

Other Interests	3,472,880	Income	Discount Rate	5% -5%	5%

Rights	294,921	Income	Discount Rate	4% -5%	5%

Warrants	232,884	Market	Volatility	60%	—
			Time to Exit	1.5 years	—
			Market Adjustment Multiple	0.85x	—

	$152,736,379

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
PIPE	Private Investment in Public Equity